SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax provision	$ (9,222,658)	$ (8,096,671)	$ (8,160,541)
Income tax provision	$ 104,948	$ 90,511	$ 40,264
Effective tax rate	(1.14%)	(1.10%)	(0.50%)